LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Summary of information pertaining to impaired loans (Details 6) (Loans Receivable, USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment		$ 6,274
With a related allowance: Recorded Investment		3,353
Total: Recorded Investment	15,152	9,627
Total: Unpaid Principal Balance	15,853
Total: Related Allowance	165	549
Total: Average Recorded Investment	14,397	19,096
Total: Interest Income Recognized	744	373
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	3,986
With no related allowance: Unpaid Principal Balance	4,432
With no related allowance: Average Recorded Investment	2,330
With no related allowance: Interest Income Recognized	274
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment	1,243
With a related allowance: Interest Income Recognized
Total: Recorded Investment	3,986
Total: Unpaid Principal Balance	4,432
Total: Related Allowance
Total: Average Recorded Investment	3,573
Total: Interest Income Recognized	274
CRE Owner-occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	60
With no related allowance: Unpaid Principal Balance	60
With no related allowance: Average Recorded Investment	298
With no related allowance: Interest Income Recognized	12
With a related allowance: Recorded Investment	294
With a related allowance: Unpaid Principal Balance	294
With a related allowance: Related Allowance	165
With a related allowance: Average Recorded Investment	431
With a related allowance: Interest Income Recognized
Total: Recorded Investment	354
Total: Unpaid Principal Balance	354
Total: Related Allowance	165
Total: Average Recorded Investment	728
Total: Interest Income Recognized	12
CRE Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	380
With no related allowance: Unpaid Principal Balance	409
With no related allowance: Average Recorded Investment	370
With no related allowance: Interest Income Recognized	17
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment	179
With a related allowance: Interest Income Recognized
Total: Recorded Investment	380
Total: Unpaid Principal Balance	409
Total: Related Allowance
Total: Average Recorded Investment	549
Total: Interest Income Recognized	17
Construction & Land Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	8,558
With no related allowance: Unpaid Principal Balance	8,692
With no related allowance: Average Recorded Investment	7,289
With no related allowance: Interest Income Recognized	374
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment	30
With a related allowance: Interest Income Recognized
Total: Recorded Investment	8,558
Total: Unpaid Principal Balance	8,692
Total: Related Allowance
Total: Average Recorded Investment	7,319
Total: Interest Income Recognized	374
Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	397
With no related allowance: Unpaid Principal Balance	446
With no related allowance: Average Recorded Investment	811
With no related allowance: Interest Income Recognized	18
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment	370
With a related allowance: Interest Income Recognized
Total: Recorded Investment	397
Total: Unpaid Principal Balance	446
Total: Related Allowance
Total: Average Recorded Investment	1,181
Total: Interest Income Recognized	18
Residential First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	1,326
With no related allowance: Unpaid Principal Balance	1,369
With no related allowance: Average Recorded Investment	739
With no related allowance: Interest Income Recognized	49
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment	95
With a related allowance: Interest Income Recognized
Total: Recorded Investment	1,326
Total: Unpaid Principal Balance	1,369
Total: Related Allowance
Total: Average Recorded Investment	834
Total: Interest Income Recognized	49
Residential Junior Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment
With no related allowance: Unpaid Principal Balance
With no related allowance: Average Recorded Investment	62
With no related allowance: Interest Income Recognized
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment
With a related allowance: Interest Income Recognized
Total: Recorded Investment
Total: Unpaid Principal Balance
Total: Related Allowance
Total: Average Recorded Investment	62
Total: Interest Income Recognized
Retail & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	151
With no related allowance: Unpaid Principal Balance	151
With no related allowance: Average Recorded Investment	151
With no related allowance: Interest Income Recognized
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment
With a related allowance: Interest Income Recognized
Total: Recorded Investment	151
Total: Unpaid Principal Balance	151
Total: Related Allowance
Total: Average Recorded Investment	151
Total: Interest Income Recognized